Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-term tax liabilities	$ 91	$ 182
Contingent loss for research and development tax credits	2,755	2,990
One S.r.l. call option (see Note 11)	3,062	2,416
Total other long-term liabilities	$ 5,908	5,588
Gelesis
Deferred IPO fees			$ 738
Long-term tax liabilities		182	301
Contingent loss for research and development tax credits		2,990	3,233
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)			5,912
One S.r.l. call option (see Note 11)		2,416	1,545
Total other long-term liabilities		$ 5,588	$ 11,729